Related Party Transactions Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

b) During the three months ended March 31, 2017 and 2018, the Group had the following related party transactions:

		For the three months ended March 31,
	Note	2017	2018	2018
		RMB	RMB	US$
Loan to Lionbridge	(i)	150,000	150,000	23,914
Other receivable due from senior management	(ii)	—	34,256	5,461
Fees paid to Bain Advisors	(iii)	1,550	—	—

(i)	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000 and RMB150,000 (US$23,914) to Lionbridge during three months ended March 31, 2017 and 2018, respectively, with details set forth below:

Three months ended March 31, 2017

Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24 to November 30, 2017
Loan 2	50,000	7%	March 20 to November 30, 2017

Three months ended March 31, 2018

Loan granted	Principal	Interest Rate	Period
Loan 1	150,000	7%	March 1, 2018 to November 30, 2018

(ii)	The Group incurred individual income tax liability of RMB34,256 (US$5,461) on behalf of its senior management during the three months ended March 31, 2018.

(iii)	During the three months ended March 31, 2017 and 2018, the Group paid consulting fees of RMB1,550 and nil, respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder.

b)	During the year ended December 31, 2015, 2016 and 2017, the Group had the following related party transactions:

	Notes	For the year ended December 31,
		2015	2016	2017	2017
		RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i)	200,000	280,000	150,000	23,055

Fees paid to related parties:
Mai Rui	(ii)	705	278	—	—

Bain Advisors	(iii)	6,200	6,200	38,537	5,923

(i)	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000 and RMB150,000 (US$23,055) to Lionbridge during the years ended December 31, 2016 and 2017, respectively, with details set forth below:

Year ended December 31, 2016

Loan granted	Principal	Interest Rate	Period
Loan 1	200,000	10%	March 10, 2015 to November 30, 2015
Loan 2	200,000	9%	March 30, 2016 to November 30, 2016
Loan 3	30,000	5%	July 8, 2016 to December 8, 2016
Loan 4	50,000	6%	July 8, 2016 to December 8, 2016

Year ended December 31, 2017

Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24, 2017 to November 30, 2017
Loan 2	50,000	7%	March 20, 2017 to November 30, 2017

Schedule Of Due From Related Parties [Table Text Block]

c) The balances between the Group and its related parties as of December 31, 2017 and March 31, 2018 are listed below:

(1)	Amounts due from related parties

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Senior management (Note 4)	—	34,256	5,461
Cayman IV	6,604	—	—
Lionbridge	—	150,000	23,914

(1)	Amounts due from a related party

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Bain Capital Education IV	—	6,604	1,015

Schedule Of Due To Related Parties [Table Text Block]
(2)	Amounts due to related parties

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Bain Advisors	20,000	—	—

(2)	Amounts due to a related party

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Bain Advisors	—	20,000	3,074